Interest in Entities - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 252.8	$ 256.8
Comprehensive income	$ 200.4	$ (87.0)	$ (129.7)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country	Portugal	Portugal
Embraer Group interest	65.00%	65.00%
Non-controlling interest (percentage)	35.00%	35.00%
Non-controlling interest	$ 46.0	$ 43.5
Comprehensive income	$ 2.3	$ (19.5)
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Embraer Group interest	51.00%	51.00%
Non-controlling interest (percentage)	49.00%	49.00%
Non-controlling interest	$ 14.5	$ 14.4
Comprehensive income	$ (0.9)	$ 2.5
Embraer CAE Training Services, LLC [Member]
Disclosure of subsidiaries [line items]
Country	United States of America	United States of America
Embraer Group interest	51.00%	51.00%
Non-controlling interest (percentage)	49.00%	49.00%
Non-controlling interest	$ 29.0	$ 33.1
Comprehensive income	$ 11.0	$ 11.8
Embraer CAE Training Services (NL) B.V. [Member]
Disclosure of subsidiaries [line items]
Country	Netherlands
Embraer Group interest	51.00%
Non-controlling interest (percentage)	49.00%
Non-controlling interest	$ 9.4
Comprehensive income	$ (0.6)
Tempest Serviços de Informática SA [Member]
Disclosure of subsidiaries [line items]
Country	Brazil	Brazil
Embraer Group interest	76.60%	61.00%
Non-controlling interest (percentage)	23.40%	39.00%
Non-controlling interest	$ 7.2	$ 10.0
Comprehensive income	$ 21.3	$ 0.7
EVE Holding Inc [Member]
Disclosure of subsidiaries [line items]
Country	United States of America	United States of America
Embraer Group interest	89.40%	89.70%
Non-controlling interest (percentage)	10.60%	10.30%
Non-controlling interest	$ 11.0	$ 20.1
Comprehensive income	$ (96.2)	$ (308.5)
EVE Holding Inc Listing Expenses [Member]
Disclosure of subsidiaries [line items]
Country	United States of America	United States of America
Embraer Group interest	0.00%	0.00%
Non-controlling interest (percentage)	100.00%	100.00%
Non-controlling interest	$ 135.7	$ 135.7
Comprehensive income	$ 0.0	$ 0.0